Schedule of the Error Correction (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development expense	$ 645,719	$ 839,665	$ 1,231,823	$ 1,761,466	$ 3,517,093	$ 1,047,385
General and administrative expense	$ 310,038	$ 209,279	$ 634,647	464,633	$ 1,046,854	473,714
Total				2,226,099
Previously Reported [Member]
Research and development expense				1,944,181		1,148,712
General and administrative expense				281,918		538,796
Total				2,226,099
Revision of Prior Period, Reclassification, Adjustment [Member]
Research and development expense				(182,715)		(101,327)
General and administrative expense				182,715		$ (65,082)
Total